UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

U.S. Government & Government

Sponsored Enterprises Money

Market Fund

For the six-month period ended December 31, 2011

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund

Semiannual Report

For the six-month period ended December 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholder: We are pleased to provide you with this semiannual report for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the six-month period ended December 31, 2011. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 through December 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/11 – 12/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/11	12/31/11	7/1/11 - 12/31/11
Class A
Actual	$1,000.00	$1,000.10	$0.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.94	$0.20
Class B
Actual	$1,000.00	$1,000.00	$0.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.84	$0.31
Class C
Actual	$1,000.00	$1,000.10	$0.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.94	$0.20
Class I
Actual	$1,000.00	$1,000.10	$0.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.94	$0.20

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.04% for Classes A, C and I and 0.06% for Class B) multiplied by the average account value over the period, multiplied by 184/365.

Portfolio Holdings Presented by Maturity

December 31, 2011

Days	%*
1 - 30 days	41.95%
31 - 60 days	14.98%
61 - 90 days	7.79%
91 - 120 days	13.93%
Over 120 days	21.35%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

December 31, 2011

Investments	Yield	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 54.41%
Federal Home Loan Bank	0.02%	3/16/2012	$20,000	$19,999,250
Federal Home Loan Bank	0.03%	1/4/2012	25,000	24,999,933
Federal Home Loan Bank	0.03%	2/1/2012	30,000	29,999,225
Federal Home Loan Bank	0.06%	4/11/2012	23,500	23,496,044
Federal Home Loan Bank	0.08%	5/23/2012	14,400	14,395,710
Federal Home Loan Bank	0.10%	4/13/2012	30,000	29,991,674
Federal Home Loan Bank	0.11%	3/7/2012	20,000	19,995,967
Federal Home Loan Mortgage Corp.	0.02%	3/19/2012	12,000	11,999,480
Federal Home Loan Mortgage Corp.	0.07%	6/4/2012	35,500	35,489,301
Federal Home Loan Mortgage Corp.	0.08%	5/7/2012	22,500	22,493,650
Federal Home Loan Mortgage Corp.	0.08%	5/21/2012	15,000	14,995,300
Federal Home Loan Mortgage Corp.	0.10%	2/6/2012	10,000	9,999,050
Federal Home Loan Mortgage Corp.	0.13%	2/13/2012	20,000	19,996,894
Federal National Mortgage Assoc.	0.03%	2/15/2012	15,000	14,999,438
Federal National Mortgage Assoc.	0.05%	5/9/2012	13,500	13,497,581
Federal National Mortgage Assoc.	0.07%	4/4/2012	14,500	14,497,350
Federal National Mortgage Assoc.	0.08%	5/30/2012	14,651	14,646,116
Federal National Mortgage Assoc.	0.09%	5/1/2012	27,058	27,050,270
Federal National Mortgage Assoc.	0.10%	4/4/2012	25,000	24,993,799
Federal National Mortgage Assoc.	0.14%	2/8/2012	25,000	24,996,437

Total Government Sponsored Enterprises Securities (cost $412,532,469)				412,532,469

U.S. TREASURY OBLIGATION 3.96%
U.S. Treasury Bill (cost $30,000,000)	0.00%	1/5/2012	30,000	30,000,000

REPURCHASE AGREEMENTS 29.67%
Repurchase Agreement dated 12/29/2011, 0.01% due 1/3/2011 with Bank of America Corp. collateralized by $120,463,000 of U.S. Treasury Bond at 6.125% due 11/15/2027; value: $179,843,151; proceeds: $175,000,243			175,000	175,000,000
Repurchase Agreement dated 12/30/2011, 0.01% due 1/3/2011 with Fixed Income Clearing Corp. collateralized by $49,395,000 of U.S. Treasury Note at 1.50% due 12/31/2013; value: $51,000,338; proceeds: $50,000,056			50,000	50,000,000

Total Repurchase Agreements (cost $225,000,000)				225,000,000

Total Investments in Securities 88.04% (cost $667,532,469)*				667,532,469

Cash and Other Assets in Excess of Liabilities 11.96%				90,711,508

Net Assets 100.00%				$758,243,977

*	Cost for Federal income tax purposes is $667,532,469. Weighted average maturity of investments: 50 days.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

December 31, 2011

ASSETS:
Investments in securities, at cost and fair value	$667,532,469
Cash	114,137,740
Receivables:
Capital shares sold	9,850,322
From advisor (See Note 3)	397,937
Interest	174
Prepaid expenses	55,882
Total assets	791,974,524
LIABILITIES:
Payables:
Investment securities purchased	30,000,000
Capital shares reacquired	3,060,805
Management fee	286,485
Directors’ fees	156,018
12b-1 distribution fees	50,216
Fund administration	25,472
Distributions payable	12,104
Accrued expenses and other liabilities	139,447
Total liabilities	33,730,547
NET ASSETS	$758,243,977
COMPOSITION OF NET ASSETS:
Paid-in capital	$758,239,057
Undistributed net investment income	259
Accumulated net realized gain on investments	4,661
Net Assets	$758,243,977
Net assets by class:
Class A Shares	$667,558,614
Class B Shares	$21,523,761
Class C Shares	$57,172,180
Class I Shares	$11,989,422
Outstanding shares by class:
Class A Shares (2 billion shares of common stock authorized, $.001 par value)	667,554,352
Class B Shares (400 million shares of common stock authorized, $.001 par value)	21,523,548
Class C Shares (500 million shares of common stock authorized, $.001 par value)	57,171,838
Class I Shares (100 million shares of common stock authorized, $.001 par value)	11,989,361
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2011

Investment income:
Interest and other	$219,956
Expenses:
Management fee	1,667,016
12b-1 distribution plan-Class B	91,852
Shareholder servicing	410,822
Fund administration	147,849
Reports to shareholders	22,402
Registration	57,745
Professional	26,176
Directors’ fees	8,232
Custody	5,139
Other	8,417
Gross expenses	2,445,650
Expense reductions (See Note 6)	(197)
Management fee waived and expenses reimbursed (See Note 3)	(2,207,903)
12b-1 distribution plan-Class B reimbursed (See Note 3)	(89,403)
Net expenses	148,147
Net investment income	71,809
Net realized gain on investments	4,661
Net Increase in Net Assets Resulting From Operations	$76,470

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended December 31, 2011 (unaudited)	For the Year Ended June 30, 2011
Operations:
Net investment income	$71,809	$115,966
Net realized gain on investments	4,661	–
Net increase in net assets resulting from operations	76,470	115,966
Distributions to shareholders from:
Net investment income
Class A	(65,193)	(105,900)
Class C	(5,509)	(8,145)
Class I	(1,107)	(1,921)
Total distributions to shareholders	(71,809)	(115,966)
Capital share transactions (Net of share conversions) (See Note 9):
Net proceeds from sales of shares	796,817,315	1,207,396,829
Reinvestment of distributions	69,060	106,773
Cost of shares reacquired	(649,834,648)	(1,182,414,299)
Net increase in net assets resulting from capital share transactions	147,051,727	25,089,303
Net increase in net assets	147,056,388	25,089,303
NET ASSETS:
Beginning of period	$611,187,589	$586,098,286
End of period	$758,243,977	$611,187,589
Undistributed net investment income	$259	$259

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 12/31/2011 (unaudited)		Year Ended 6/30
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	–	(b)	– (b)	– (b)	.01	.03	.05

Net realized gain	–	(b)	–	–	–	–	–

Total from investment operations	–	(b)	– (b)	– (b)	.01	.03	.05

Distributions to shareholders from:

Net investment income	–	(b)	– (b)	– (b)	(.01)	(.03)	(.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.01%		.02%	.02%	.59%	3.21%	4.68%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.02	%(d)	.14%	.13%	.51%	.70%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.02	%(d)	.14%	.13%	.51%	.70%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.68%	.76%	.79%	.90%	.92%

Net investment income	.01	%(d)	.02%	.02%	.53%	3.15%	4.58%

Supplemental Data:

Net assets, end of period (000)	$667,559		$539,205	$498,657	$536,755	$425,473	$393,914

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 12/31/2011 (unaudited)		Year Ended 6/30
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	–		–	–	– (b)	.02	.04

Net realized gain	–	(b)	–	–	–	–	–

Total from investment operations	–	(b)	–	–	– (b)	.02	.04

Distributions to shareholders from:

Net investment income	–		–	–	– (b)	(.02)	(.04)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.00%		.00%	.00%	.26%	2.44%	3.89%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.03	%(d)	.16%	.15%	.80%	1.45%	1.45%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.03	%(d)	.16%	.15%	.80%	1.45%	1.45%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(d)	1.43%	1.51%	1.54%	1.66%	1.67%

Net investment income	.00	%(d)	.00%	.00%	.19%	2.24%	3.83%

Supplemental Data:

Net assets, end of period (000)	$21,524		$23,172	$33,210	$56,243	$39,283	$23,358

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 2/31/2011 (unaudited)		Year Ended 6/30
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	–	(b)	– (b)	– (b)	.01	.03	.05

Net realized gain	–	(b)	–	–	–	–	–

Total from investment operations	–	(b)	– (b)	– (b)	.01	.03	.05

Distributions to shareholders from:

Net investment income	–	(b)	– (b)	– (b)	(.01)	(.03)	(.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.01%		.02%	.02%	.59%	3.21%	4.68%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.02	%(d)	.14%	.13%	.50%	.70%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.02	%(d)	.14%	.13%	.50%	.70%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.68%	.76%	.79%	.91%	.92%

Net investment income	.01	%(d)	.02%	.02%	.44%	2.92%	4.59%

Supplemental Data:

Net assets, end of period (000)	$57,172		$38,965	$45,310	$56,597	$27,276	$14,207

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Six Months Ended 12/31/2011 (unaudited)		Year Ended 6/30
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	–	(b)	– (b)	– (b)	.01	.03	.05

Net realized gain	–	(b)	–	–	–	–	–

Total from investment operations	–	(b)	– (b)	– (b)	.01	.03	.05

Distributions to shareholders from:

Net investment income	–	(b)	– (b)	– (b)	(.01)	(.03)	(.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.01%		.02%	.02%	.59%	3.21%	4.68%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.02	%(d)	.14%	.13%	.52%	.70%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.02	%(d)	.14%	.13%	.52%	.70%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.68%	.76%	.79%	.90%	.92%

Net investment income	.01	%(d)	.02%	.02%	.58%	3.12%	4.58%

Supplemental Data:

Net assets, end of period (000)	$11,989		$9,846	$8,921	$10,689	$10,925	$6,800

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund has four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A or Class C shares acquired through an exchange; and Class B shares redeemed before the sixth anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax

Notes to Financial Statements (unaudited)(continued)

returns remains open for the fiscal years ended June 30, 2008 through June 30, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$412,532,469	$–	$412,532,469
U.S. Treasury Obligation	–	30,000,000	–	30,000,000
Repurchase Agreements	–	225,000,000	–	225,000,000
Total	$–	$667,532,469	$–	$667,532,469

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the six months ended December 31, 2011, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Lord Abbett voluntarily agreed to waive all or a portion of the Fund’s management fee and, if necessary, reimburse expenses to the extent necessary so Class A, C and I shares maintain a .02% annualized distribution yield, and Class B shares maintain a .00% annualized distribution yield. For the period ended December 31, 2011, Lord Abbett waived its entire management fee of $1,667,016 and reimbursed other expenses of $540,887. For the period ended December 31, 2011, Lord Abbett Distributor LLC (the “Distributor”) reimbursed Class B 12b-1 distribution fees of $89,403.

Lord Abbett may stop or change the level of the voluntary waiver or reimbursement at any time.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor, an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees	Class A(1)	Class B	Class C(1)
Service and distribution fee	.15%	.75%	1.00%

(1)	The Fund has not activated its plan for Class A and Class C, and therefore, no payments are currently authorized under the distribution plan.

Notes to Financial Statements (unaudited)(continued)

Class I shares do not have a distribution plan.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the six months ended December 31, 2011 and fiscal year ended June 30, 2011 was as follows:

	Six Months Ended 12/31/2011 (unaudited)	Year Ended 6/30/2011
Distributions paid from:
Ordinary income	$71,809	$115,966
Total distributions paid	$71,809	$115,966

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term.

5.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

6.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

7.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

8.    INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

Notes to Financial Statements (unaudited)(concluded)

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund’s performance.

9.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended December 31, 2011 (unaudited)		Year Ended June 30, 2011
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	733,579,571	$733,579,571	1,145,775,921	$1,145,775,920
Converted from Class B*	2,341,535	2,341,535	3,309,540	3,309,541
Reinvestment of distributions	64,107	64,107	97,726	97,726
Shares reacquired	(607,636,025)	(607,636,026)	(1,108,634,887)	(1,108,634,890)
Increase	128,349,188	$128,349,187	40,548,300	$40,548,297

Class B Shares
Shares sold	8,548,403	$8,548,404	11,544,478	$11,544,477
Shares reacquired	(7,854,935)	(7,854,936)	(18,273,612)	(18,273,613)
Converted to Class A*	(2,341,534)	(2,341,535)	(3,309,539)	(3,309,541)
Decrease	(1,648,066)	$(1,648,067)	(10,038,673)	$(10,038,677)

Class C Shares
Shares sold	47,061,960	$47,061,960	33,963,641	$33,963,641
Reinvestment of distributions	4,953	4,953	7,584	7,584
Shares reacquired	(28,859,976)	(28,859,976)	(40,316,526)	(40,316,526)
Increase (decrease)	18,206,937	$18,206,937	(6,345,301)	$(6,345,301)

Class I Shares
Shares sold	7,627,381	$7,627,380	16,112,790	$16,112,791
Reinvestment of distributions	–	–	1,463	1,463
Shares reacquired	(5,483,710)	(5,483,710)	(15,189,270)	(15,189,270)
Increase	2,143,671	$2,143,670	924,983	$924,984

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

At a meeting held on December 14 and 15, 2011, the Board of Directors (the “Board”), including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, the results of the examination of the portfolio management team by members of the Contract Committee during the year, the deliberations of the Contract Committee on December 14 and 15, 2011, and the discussions between the Contract Committee and Lord Abbett’s management on December 15, 2011.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information regarding the distribution arrangements of the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the eight-month and one-year periods, the third quintile for the three-year and five-year periods, and the fourth quintile for the ten-year period. The Board also observed that the investment performance was the same as that of the Lipper U.S. Government Money Market Index for the eight-month period, higher than that of the Index for the one-year period, and lower than that of the Index for the three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board noted that Lord Abbett had voluntarily waived its management fee and reimbursed expenses to the extent necessary to maintain an annualized distribution yield of at least 0.02% for Class A, Class C, and Class I shares and an annualized distribution yield of at least 0.00% for Class B shares. The Board observed that for the fiscal year ended June 30, 2011 the contractual management and administrative services fees were approximately one basis point above the median of the peer group and the actual management and administrative services fees were approximately seven basis points below the median of the peer group. The Board also observed that for the fiscal year ended June 30, 2011 the total expense ratios of Class A and Class C were approximately six basis points below the median of the peer group, the total expense ratio of Class B was approximately five basis points below the median of the peer group, and the total expense ratio of Class I was approximately five basis points below the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that such business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allow it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market

Fund, Inc.

LAMM-3-1211

(02/12)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTRPRISES MONEY MARKET FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 23, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 23, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2012